Risk Management and Report (Details) - Schedule of use of EaR $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
Schedule Of Use Of Ear [Abstract]
Maximum	$ 261,533
Minimum	179,379
Average	$ 219,818